Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Schedule of income tax provision
	For the years ended December 31,
	2020	2021	2022
Current income tax expenses	$4,028	$2,062	$2,182
Deferred income tax benefit	(2,276)	(1,124)	(1,951)
Total income tax expense	$1,752	$938	$231

Schedule of provision for income taxes and the provision at the PRC, mainland statutory rate
	For the years ended December 31,
	2020	2021	2022
Income (Loss) before income tax expense	$8,374	$10,530	$(10,674)
Computed income tax expense (benefit) with statutory tax rate	2,093	2,632	(2,669)
Additional deduction for research and development expenses	(386)	(509)	(635)
Tax effect of preferred tax rate	(1,255)	(1,389)	1,050
Tax effect of favorable tax rates on small-scale and low-profit entities	(52)	(93)	123
Tax effect of tax relief	(51)	(9)	(7)
Tax effect of non-deductible items	27	71	26
Tax effect due to the disposal of Shengda Group	-	-	(3,580)
Tax effect of deferred tax effect of tax rate change	-	-	129
Changes in valuation allowance	1,376	235	5,794
Income tax expense	$1,752	$938	$231

Schedule of deferred tax assets
	December 31,
	2021	2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,794	$5,353
Temporary difference in research and development costs	4,211	3,738
Net operating loss carried forward	4,142	7,676
Share-based compensation	253	78
Allowance for doubtful accounts	-	3,802
Total deferred tax assets	14,400	20,647
Valuation allowance	(2,314)	(7,577)
Deferred tax assets, net of valuation allowance	$12,086	$13,070

Schedule of changes in valuation allowance
	December 31,
	2021	2022
Balance at the beginning of the year	$2,030	$2,314
Additions	233	5,436
Foreign currency translation adjustments	51	(173)
Balance at the end of the year	$2,314	$7,577

Schedule of net operating loss carryforwards
2023	$676
2024	2,303
2025	5,534
2026	5,757
2027	17,996
Total	$32,266